Other Comprehensive Loss	12 Months Ended
Dec. 31, 2010
Other Comprehensive Loss [Abstract]
Other Comprehensive Loss

8. Other Comprehensive Loss

Accumulated other comprehensive loss is summarized as follows:

	Unrealized Loss/Gain on Securities	Accumulated Other Comprehensive Loss/Gain
Balance—January 1, 2009	$(3)		$(3)
Period change	3		3

Balance—December 31, 2009	—		—
Period change	—		—

Balance—December 31, 2010	$—	$